SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Outstanding - Beginning	43,688	30,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 20.80	$ 48.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		8 months 23 days
Intrinsic value - Beginning
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	662,713	31,875
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 8.00	$ 9.60
Share based Compensation Arrangement By Share based Payment Award Options Granted Weighted Average Remaining Contractual Term2		4 years 9 months
Intrinsic value - Granted
Number of warrants, Warrants exercised
Weighted-Average Exercise Price Per Share - Exercised
Intrinsic value - Exercised
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(1,575,000)	(18,438)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price
Intrinsic value - Expired
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 8 months 23 days
Remaining term - Granted	3 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	3,395,000	43,688
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 8.80	$ 20.80
Sharebased Compensation Arrangement By Sharebased Payment Award Options Outstanding Weighted Average Remaining Contractual Term3	3 years 2 months 12 days
Intrinsic value - Ending